Brumadinho dam failure - Operation Stoppages (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Contingencies
Loss related to operational stoppage and idle capacity	$ 887	$ 1,153	$ 271
Ferrous minerals
Contingencies
Loss related to operational stoppage and idle capacity	$ 634	$ 983